Fair Value Accounting	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Accounting

NOTE 13 — FAIR VALUE ACCOUNTING

The accounting guidance on fair value measurements uses the term “inputs” to broadly refer to the assumptions used in estimating fair values. It distinguishes between (i) assumptions based on market data obtained from independent third party sources (“observable inputs”) and (ii) Holdings’ assumptions based on the best information available (“unobservable inputs”). The accounting guidance requires that fair value valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy consists of the three broad levels listed below. The highest priority is given to Level 1, and the lowest is given to Level 3.

Level 1	—	Quoted market prices in active markets for identical assets or liabilities

Level 2	—	Inputs other than Level 1 inputs that are either directly or indirectly observable

Level 3	—	Unobservable inputs developed using Holdings’ estimates and assumptions, which reflect those that market participants would use when valuing an asset or liability

The determination of where an asset or liability falls in the hierarchy requires significant judgment.

Assets measured at fair value on a non-recurring basis

During the three and six months ended June 30, 2014, Holdings recorded an impairment loss related to the indefinite-lived intangible of its fuel delivery systems product line. See Note 5 for a more detailed discussion. During the three and six months ended June 30, 2013, as part of the manufacturing and distribution footprint optimization restructuring discussed in Note 2, certain assets were adjusted to their fair values.

Commodity price risk management

Exposure to market risk for commodity prices can result in changes in the cost of production. When possible, this risk is mitigated through the use of long-term, fixed-price contracts with suppliers. On January 13, 2014, Holdings entered into a commodity-based derivative financial instrument to acquire 205,800 gallons of diesel fuel ratably during the period February 1, 2014 through January 31, 2015. In addition, on March 13, 2014, April 2, 2014 and July 17, 2014, Holdings entered into commodity-based derivative financial instruments to acquire a total of 205,860 gallons of diesel fuel ratably during the period January 1, 2015 through December 31, 2015. Holdings entered into the contracts to commercially hedge the cost of diesel fuel and did not enter into the contracts for speculative purposes. Holdings elected not to document and account for the contracts as effective hedges for accounting purposes, but rather as financial instruments. The cost of entering into the contracts was nil. Changes in the market values of the fuel hedge contracts are recognized as a component of cost of sales in the interim unaudited condensed consolidated statements of comprehensive income (loss). During both the three and six months ended June 30, 2014, the unrealized gains on these contracts were less than $0.1 million.

Fair value of financial instruments

Cash and cash equivalents - The carrying amount of cash equivalents approximates fair value because the original maturity was less than 90 days.

Trade accounts receivable - The carrying amount of trade receivables approximates fair value because of their short outstanding terms.

Trade accounts payable - The carrying amount of trade payables approximates fair value because of their short outstanding terms.

Short-term borrowings - The carrying amount of these borrowings equals fair value because their interest rates reflect current market rates.

Long-term debt - The fair value of the Senior Notes was $387.6 million and $406.0 million at June 30, 2014 and December 31, 2013, respectively. The estimated fair value of these notes was based on recent trades, as reported by a third party bond pricing service. Due to the infrequency of trades of these notes, these inputs are considered to be Level 2 inputs.

The fair value of the Senior Secured Term Loan Facility was $290.2 million and $291.0 million at June 30, 2014 and December 31, 2013, respectively. The estimated fair value of borrowings under the Senior Secured Term Loan Facility was based on the bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades, this input is considered to be a Level 2 input.

The fair value of the economic development loan was $0.4 million at both June 30, 2014 and December 31, 2013. Since there is no ready market for this type of loan, discounted cash flows were used taking into consideration bond ratings and LIBOR futures. These inputs are considered to be Level 2 inputs.

The estimated fair values of the fuel contracts at June 30, 2014 were less than $0.1 million and the changes in the fair values were recorded as components of cost of sales in the interim unaudited condensed consolidated statement of comprehensive income (loss). The estimated fair values of the fuel contracts were based on information provided by an independent third party who participates in the trading market for financial instruments similar to the fuel contracts. Due to the infrequency of trades of similar financial instruments, this input is considered to be Level 2 input.